Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay For Performance
As required by the Dodd-Frank Wall Street Reform and Consumer Protection Act and the SEC rules, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company. For further information concerning the Company’s variable pay-for-performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to the CD&A.

							Value of initial fixed $100 investment based on:
Year (a)	Summary Compensation Table Total for PEO ($)		Compensation Actually Paid to PEO ($)		Average Summary Compensation Table Total for Non-PEO NEOs ($) (d)	Average Compensation Actually Paid to Non-PEO NEOs ($) (e)	Exelon Total Shareholder Return ($) (f)	Peer Group Total Shareholder Return ($) (g)	Net Income (millions) ($) (h)	Utility Earned ROE* (i)
	Butler (b1)	Crane (b2)	Butler (c1)	Crane (c2)
2025	15,601,905	—	24,610,264	—	3,860,785	5,392,102	173	153	2,768	9.7%
2024	14,662,924	—	14,638,992	—	3,542,149	3,467,808	144	131	2,460	9.1%
2023	12,266,720	—	9,261,591	—	3,247,012	2,557,696	132	108	2,328	9.3%
2022	6,286,091	30,084,980	5,509,746	10,875,275	3,223,949	2,895,438	153	119	2,054	9.4%
2021	—	15,667,002	—	29,721,525	5,459,913	7,403,484	141	118	1,616	9.2%

Company Selected Measure Name	Operating ROE*
Named Executive Officers, Footnote	The dollar amounts reported in column (b1) are the amounts of total compensation reported for Mr. Butler (our current Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation Table.
Peer Group Issuers, Footnote	The values in column (g) represent the peer group TSR. The peer group used for this purpose is the published industry index: Philadelphia Utility Index (UTY), a market capitalization-weighted index composed of geographically diverse public utility stocks.
Adjustment To PEO Compensation, Footnote

		Adjustments
Year	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Equity Awards(a) ($)	Equity Award Adjustments(b) ($)	Reported Change in the Actuarial Present Value of Pension Benefits(c) ($)	Pension Benefit Adjustments(d) ($)	Compensation Actually Paid to PEO ($)
2025 - Butler	15,601,905	(10,900,024)	20,170,823	(400,595)	138,154	24,610,264
2024 - Butler	14,662,924	(9,169,052)	9,380,363	(363,766)	128,522	14,638,992
2023 - Butler	12,266,720	(7,951,800)	5,150,486	(320,832)	117,017	9,261,591
2022 - Butler	6,286,091	(3,423,719)	2,745,053	(198,532)	100,853	5,509,746
2022 - Crane	30,084,980	(11,768,964)	4,732,580	(12,647,990)	474,669	10,875,275
2021 - Crane	15,667,002	(10,823,207)	25,401,442	(1,071,663)	547,951	29,721,525
The amounts deducted or added in calculating the equity award adjustments are as follows:

	Year End Fair Value of Equity Awards ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Total Equity Award Adjustments ($)
2025 - Butler	15,351,179	4,259,222	0	560,422	—	20,170,823
2024 - Butler	9,500,246	(149,209)	0	29,326	—	9,380,363
2023 - Butler	6,395,326	(1,150,012)	0	(94,827)	—	5,150,486
2022 - Butler	3,175,677	(371,367)	0	(59,257)	—	2,745,053
2022 - Crane	10,916,328	(1,221,723)	0	(134,318)	(4,827,707)	4,732,580
2021 - Crane	17,095,928	8,081,315	0	224,199	—	25,401,442
(c)The amounts included in this column are the amounts reported in “Change in Pension and Non-qualified Deferred Compensation” column of the Summary Compensation Table for each applicable year.
The total pension benefit adjustments for each applicable year include the aggregate of two components: (i) the actuarially determined service cost for services rendered by Mr. Crane or Mr. Butler during the applicable year (the “service cost”); and (ii) the entire cost of benefits granted in a plan amendment (or initiation) during the applicable year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation (the “prior service cost”), in each case calculated in accordance with GAAP. The amounts deducted or added in calculating the pension benefit adjustments are as follows:

	Service Cost ($)	Prior Service Cost ($)	Total Pension Benefit Adjustments ($)
2025 - Butler	138,154	0	138,154
2024 - Butler	128,522	0	128,522
2023 - Butler	117,017	0	117,017
2022 - Butler	100,853	0	100,853
2022 - Crane	474,669	0	474,669
2021 - Crane	547,951	0	547,951

Non-PEO NEO Average Total Compensation Amount	$ 3,860,785	$ 3,542,149	$ 3,247,012	$ 3,223,949		$ 5,459,913
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,392,102	3,467,808	2,557,696	2,895,438	$ 2,895,437	7,403,484
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding the PEO(s)), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding the PEO(s)) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding the PEO(s)) for each year to determine the compensation actually paid, using the same methodology described above in Note 3:

	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Average Reported Value of Equity Awards ($)	Average Equity Award Adjustments(a) ($)	Average Reported Change in the Actuarial Present Value of Pension Benefits ($)	Average Pension Benefit Adjustments(b) ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2025	3,860,785	(2,092,535)	3,704,183	(121,638)	41,308	5,392,102
2024	3,542,149	(1,659,156)	1,654,652	(103,561)	33,724	3,467,808
2023	3,247,012	(1,525,550)	857,766	(35,079)	13,546	2,557,696
2022	3,223,949	(1,596,116)	1,300,459	(69,879)	37,024	2,895,437
2021	5,459,913	(2,482,776)	4,497,496	(210,792)	139,643	7,403,484
The amounts deducted or added in calculating the total average equity award adjustments are as follows:

	Average Year End Fair Value of Equity Awards ($)	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Average Equity Award Adjustments ($)
2025	2,947,045	647,490		109,648			3,704,183
2024	1,706,008	(30,082)	—	(21,274)	—	—	1,654,652
2023	1,226,942	(290,123)	—	(79,052)	—	—	857,767
2022	1,480,481	(162,202)	—	(17,819)	—	—	1,300,460
2021	2,889,493	1,563,343	—	44,660	—	—	4,497,496
The amounts deducted or added in calculating the total pension benefit adjustments are as follows:

	Average Service Cost ($)	Average Prior Service Cost ($)	Total Average Pension Benefit Adjustments ($)
2025	41,308	0	41,308
2024	33,724	0	33,724
2023	13,546	0	13,546
2022	37,024	0	37,024
2021	139,643	0	139,643

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Total Shareholder Return Amount	$ 173	144	132	153		141
Peer Group Total Shareholder Return Amount	153	131	108	119		118
Net Income (Loss)	$ 2,768	$ 2,460	$ 2,328	$ 2,054		$ 1,616
Company Selected Measure Amount	0.097	0.091	0.093	0.094		0.092
PEO Name	Mr. Butler
Additional 402(v) Disclosure	The dollar amounts reported in columns (c1) and (c2) represent the amount of “compensation actually paid” to Messrs. Butler and Crane, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Messrs. Crane and Butler during the applicable year. Compensation actually paid is determined using the following assumptions:Operating ROE* in column (i) is calculated using adjusted (non-GAAP) operating earnings, reflecting all lines of business for the utility businesses (electric distribution, gas distribution, transmission), divided by average shareholders’ equity over the year. Management uses operating ROE* as a measurement of the actual performance of the Company’s utility business. While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Operating ROE* is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to company performance.
Mr Butler [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 15,601,905	$ 14,662,924	$ 12,266,720	$ 6,286,091
PEO Actually Paid Compensation Amount	24,610,264	14,638,992	9,261,591	5,509,746
Mr Crane [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				30,084,980	30,084,980	$ 15,667,002
PEO Actually Paid Compensation Amount				10,875,275	10,875,275	29,721,525
PEO | Mr Butler [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(400,595)	(363,766)	(320,832)	(198,532)
PEO | Mr Butler [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	138,154	128,522	117,017	100,853
PEO | Mr Butler [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	138,154	128,522	117,017	100,853
PEO | Mr Butler [Member] | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Mr Butler [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(10,900,024)	(9,169,052)	(7,951,800)	(3,423,719)
PEO | Mr Butler [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	20,170,823	9,380,363	5,150,486	2,745,053
PEO | Mr Butler [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	15,351,179	9,500,246	6,395,326	3,175,677
PEO | Mr Butler [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,259,222	(149,209)	(1,150,012)	(371,367)
PEO | Mr Butler [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Mr Butler [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	560,422	29,326	(94,827)	(59,257)
PEO | Mr Butler [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Mr Crane [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(12,647,990)	(1,071,663)
PEO | Mr Crane [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					474,669	547,951
PEO | Mr Crane [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					474,669	547,951
PEO | Mr Crane [Member] | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	0
PEO | Mr Crane [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(11,768,964)		(10,823,207)
PEO | Mr Crane [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					4,732,580	25,401,442
PEO | Mr Crane [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					10,916,328	17,095,928
PEO | Mr Crane [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(1,221,723)	8,081,315
PEO | Mr Crane [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	0
PEO | Mr Crane [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(134,318)		224,199
PEO | Mr Crane [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(4,827,707)	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(121,638)	(103,561)	(35,079)		(69,879)	(210,792)
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	41,308	33,724	13,546	37,024		139,643
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	41,308	33,724	13,546	37,024		139,643
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0		0	0
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,704,183	1,654,652	857,767	1,300,460		4,497,496
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,092,535)	(1,659,156)	(1,525,550)		$ (1,596,116)	(2,482,776)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,704,183	1,654,652	857,766	1,300,459		4,497,496
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,947,045	1,706,008	1,226,942	1,480,481		2,889,493
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	647,490	(30,082)	(290,123)	(162,202)		1,563,343
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0		0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	109,648	(21,274)	(79,052)	(17,819)		44,660
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0		0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 0	$ 0	$ 0		$ 0